Shareholders' Equity - Treasury Stock (Details) (USD $) Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Equity, Class of Treasury Stock [Line Items]
Authorized share repurchase programs	6,000,000,000
Share repurchase cost	4,691,000,000
Share repurchase fees	8,000,000
Acquisition of Treasury stock	428,314
Share Repurchase Program, Additional Amount Authroized to be Repurchased	1,500,000,000
Share Repurchase Program Combined Authorizaiton	6,000,000,000
Treasury Stock [Member]
Equity, Class of Treasury Stock [Line Items]
Acquisition of Treasury stock	146,278	87,943